Commitments and contingencies (Details Narrative)		1 Months Ended	12 Months Ended
	Aug. 02, 2023 USD ($)	Sep. 28, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
settlement agreement [Member]
Statement [Line Items]
Settlement Agreement with Chief Risk Officer (CRO)	$ 100,000
CEO
Statement [Line Items]
Severance And Damages Amount				$ 30,200,000
Punitive Damages Amount				500,000
Raza Bokhari [Member]
Statement [Line Items]
Severance And Damages Amount				$ 30,200,000
Legal expenses		$ 165,000
Awarded additional costs in light by court		$ 5,000
GBB Drink Lab, Inc [Member]
Statement [Line Items]
Description related to court dispute			GBB Drink Lab, Inc. (“GBB”) has filed a complaint with the United States District Court of Southern District of Florida, Fort Lauderdale Division against FSD Biosciences, Inc. and FSD Pharma, Inc. claiming a material breach of a mutual non-disclosure agreement and misappropriation of trade secrets, which GBB claims has and continues to cause irreparable harm, valued, as of August 30, 2022 (prior to the misappropriation and material breach) at $53,047,000	GBB Drink Lab, Inc. (“GBB”) has filed a complaint with the United States District Court of Southern District of Florida, Fort Lauderdale Division against FSD Biosciences, Inc. and FSD Pharma, Inc. claiming a material breach of a mutual non-disclosure agreement and misappropriation of trade secrets, which GBB claims has and continues to cause irreparable harm, valued, as of August 30, 2022 (prior to the misappropriation and material breach) at $53,047,000
Lucid Ms And Lucid Psych Member
Statement [Line Items]
License Maintenance Fee			$ 100,000
Lucid Ms And Lucid Psych Top Member
Statement [Line Items]
License Maintenance Fee			$ 12,500,000